CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	14,377,500	12,850,000
Common stock, shares outstanding	14,377,500	12,850,000